UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570
Name of Registrant: Vanguard New York Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 29, 2016
Item 1: Schedule of Investments

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 29, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
New York (99.1%)
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.000%	11/15/20 (Prere.)	325	400
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.125%	11/15/20 (Prere.)	150	185
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/17 (Prere.)	5,000	5,392
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.750%	11/15/17 (Prere.)	3,840	4,174
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,929
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,892
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	4,998
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,701
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,884
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,834
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	4,308
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	3,031
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/20	1,550	1,754
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	16,025	18,340
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	7/15/30	2,250	2,621
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	1,880
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,745	853
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	989
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	7/15/40	5,475	6,321
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	17,790	20,608

Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	450	107
Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village
Project)	6.875%	7/1/18 (Prere.)	3,250	3,715
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,613
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,000	2,411
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,839
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	4,898
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	1,500	1,689
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/24	500	611
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/25	500	617
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/26	1,000	1,221
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/28	2,000	2,395
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/29	500	596
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,045
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,797
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	734
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,226
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,406
Erie County NY GO	5.000%	4/1/22	1,630	1,964
Erie County NY GO	5.000%	4/1/23	1,000	1,202
Erie County NY GO	5.000%	4/1/25	560	663
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	5,000	6,105
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	4,000	4,822
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,418
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.110%	3/7/16	6,035	6,035
Freeport NY GO	5.000%	1/15/23	2,335	2,761
Freeport NY GO	5.000%	1/15/24	2,540	2,972
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/31 (4)	1,100	1,308
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/33 (4)	300	353

Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/34 (4)	500	587
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/36 (4)	1,000	1,166
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,556
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,589
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,507
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,919
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,475
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,101
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/16	100	101
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.750%	7/1/23	1,600	1,802
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,467
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	2,006
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,815
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,827
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	11,235	11,620
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	12,370	12,793
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,925	9,012
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,525	33,152
Long Island NY Power Authority Electric System
Revenue	5.250%	6/1/16 (Prere.)	7,500	7,595
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	100	104
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	5,000	5,642
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	2,225	2,592
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/21	2,000	2,361
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	16,682
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	1,500	1,765
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	3,400	3,966
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	1,000	1,219
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	11,963

Long Island NY Power Authority Electric System
Revenue	4.500%	5/1/28 (14)	1,880	1,925
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/28	1,000	1,197
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	4,500	5,200
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	6,000	6,905
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,325	8,135
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	11,005	12,118
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	5,500	6,267
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	9,140	10,328
2 Long Island NY Power Authority Electric System
Revenue PUT	0.948%	11/1/18	3,000	2,980
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,724
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/43	6,000	6,876
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	4,010	4,028
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,145
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,553
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,327
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,897
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,860
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,706
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,755
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,526
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,778
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,204
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/32	1,640	1,963
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,669
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,151

Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,592
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,618
Nassau County NY GO	5.000%	1/1/19	5,000	5,566
Nassau County NY GO	5.000%	10/1/20	9,025	10,523
Nassau County NY GO	5.000%	1/1/22	5,000	5,932
Nassau County NY GO	5.000%	4/1/24	5,000	6,095
Nassau County NY GO	5.000%	1/1/27	3,000	3,665
Nassau County NY GO	5.000%	1/1/28	2,815	3,414
Nassau County NY GO	5.000%	4/1/29	4,320	5,117
Nassau County NY GO	5.000%	4/1/34	5,740	6,590
Nassau County NY GO	5.000%	4/1/35	1,500	1,716
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.010%	3/7/16	6,600	6,600
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	5,173
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,640
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	6,484
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,229
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,100
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,484
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	995	1,090
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	8,931
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,000	3,241
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	842
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	605
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,671
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,752
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,968

Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,812
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	2,021
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,147
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	1,970	2,223
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	389
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	400
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	502
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	439
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/31	1,000	1,140
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,282
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,123
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,381
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	1,500	1,648
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/23	850	1,026
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	740	902
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,676
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,581
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,174
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/20	1,775	2,029
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/21	1,875	2,182
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,537
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,172
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,624
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,083
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	4.000%	7/1/45	2,500	2,506
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/27	200	241

New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/28	270	324
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/29	225	268
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/30	310	367
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/31	800	941
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/32	660	772
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/33	660	770
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/34	580	673
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/38	1,000	1,139
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,156
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,100	1,146
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.090%	3/7/16 LOC	3,535	3,535
New York City NY GO	5.000%	8/1/16 (Prere.)	95	97
New York City NY GO	5.000%	1/1/17 (Prere.)	935	971
New York City NY GO	5.000%	1/1/17 (Prere.)	6,850	7,112
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,374
New York City NY GO	6.250%	10/15/18 (Prere.)	990	1,134
New York City NY GO	5.000%	8/1/21	2,000	2,293
New York City NY GO	5.000%	8/1/21	995	999
New York City NY GO	5.250%	9/1/21	5,750	6,410
New York City NY GO	5.000%	8/1/22	4,250	4,867
New York City NY GO	5.000%	8/1/22	4,000	4,675
New York City NY GO	5.000%	8/1/22	5,000	6,094
New York City NY GO	5.000%	8/1/22	7,500	9,142
3 New York City NY GO	5.000%	8/1/22	3,000	3,654
New York City NY GO	5.250%	8/15/22	10,000	11,111
New York City NY GO	5.250%	9/1/22	12,000	13,369
New York City NY GO	5.000%	10/1/22	2,985	3,201
New York City NY GO	5.000%	8/1/23	5,000	6,216
New York City NY GO	5.000%	8/1/24	4,000	4,989
New York City NY GO	5.250%	8/15/24	13,765	15,241
New York City NY GO	5.000%	8/1/25	10,540	12,597
New York City NY GO	5.000%	8/1/25	2,000	2,498
New York City NY GO	5.000%	1/1/26	425	441
New York City NY GO	5.000%	8/1/26	5,000	6,165
New York City NY GO	5.000%	8/1/26	4,370	5,456
3 New York City NY GO	5.000%	8/1/26	3,000	3,779
New York City NY GO	5.000%	8/15/26	14,500	15,940
New York City NY GO	5.250%	8/15/26	5,100	5,637
New York City NY GO	5.000%	4/1/27	5,000	5,982
New York City NY GO	5.000%	8/1/27	9,900	12,111
New York City NY GO	5.000%	8/1/27	15,290	18,228
New York City NY GO	5.000%	8/1/27	4,550	5,554
New York City NY GO	5.000%	5/15/28	4,500	5,082
New York City NY GO	5.000%	8/1/28	7,000	7,958
New York City NY GO	5.000%	8/1/28	1,915	2,266

New York City NY GO	5.000%	8/1/28	3,710	4,411
New York City NY GO	5.000%	8/1/28	4,000	4,858
New York City NY GO	5.000%	8/1/28	3,000	3,675
New York City NY GO	6.250%	10/15/28	45	52
New York City NY GO	5.625%	4/1/29	3,000	3,428
New York City NY GO	5.000%	8/1/29	2,500	2,954
New York City NY GO	5.000%	8/1/29	5,000	6,032
New York City NY GO	5.000%	8/1/30	2,185	2,572
New York City NY GO	5.000%	8/1/30	6,220	7,489
New York City NY GO	5.000%	8/1/30	2,335	2,788
New York City NY GO	5.000%	8/1/30	3,000	3,633
New York City NY GO	5.000%	3/1/31	6,000	7,128
New York City NY GO	5.450%	4/1/31	8,500	9,663
New York City NY GO	5.000%	8/1/31	3,000	3,516
New York City NY GO	5.000%	8/1/31	1,500	1,770
New York City NY GO	5.000%	8/1/31	2,000	2,396
New York City NY GO	5.000%	8/1/31	2,230	2,609
New York City NY GO	5.000%	3/1/32	5,000	5,915
New York City NY GO	5.000%	8/1/32	2,985	3,490
New York City NY GO	5.000%	8/1/32	4,000	4,746
New York City NY GO	5.000%	3/1/33	7,500	8,851
New York City NY GO	5.000%	10/1/33	6,500	7,650
New York City NY GO	5.000%	10/1/34	2,000	2,350
New York City NY GO	5.000%	8/1/35	3,500	4,071
New York City NY GO	5.375%	4/1/36	4,000	4,523
New York City NY GO	5.000%	6/1/36	910	1,071
New York City NY GO	5.000%	10/1/36	3,000	3,503
New York City NY GO	5.000%	3/1/37	6,790	7,875
New York City NY GO VRDO	0.010%	3/1/16 LOC	2,300	2,300
New York City NY GO VRDO	0.010%	3/1/16	3,100	3,100
New York City NY GO VRDO	0.010%	3/1/16	1,600	1,600
New York City NY GO VRDO	0.010%	3/1/16 LOC	1,500	1,500
New York City NY GO VRDO	0.010%	3/1/16	800	800
New York City NY GO VRDO	0.010%	3/7/16	13,000	13,000
New York City NY GO VRDO	0.010%	3/7/16 LOC	4,100	4,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,314
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,420
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,686
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue (New
York City Housing Authority Program)	5.000%	7/1/23	1,000	1,226
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,237
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,632
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,538
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,657
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,478
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,632

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	3,103
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,136
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.650%	11/1/34	3,000	3,079
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,236
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.550%	11/1/35	3,000	3,038
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.050%	11/1/38	3,055	3,250
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,724
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.750%	11/1/40	3,000	3,031
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,775
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,606
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,000	5,106
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	7,177
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	5,000	5,162
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.010%	3/7/16 LOC	9,000	9,000
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	0.010%	3/7/16	14,400	14,400
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,474
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,969
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,533
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	5,436
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	2,140
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	9,670	9,856
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	34,550	40,337
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,259

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,909
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,162
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,166
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	2,000	2,388
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	5,000	6,220
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,000	12,354
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,370
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,293
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,753
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	14,436
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,546
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	10,000	11,338
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	7,086
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,759
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,886
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,949
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,955	5,846
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,788
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,405	6,333
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,586
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,050
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,452
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	21,003
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,179
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	13,400	14,820
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	15,385	17,714
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,713
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,943

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,514
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,739
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	5,000	5,753
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	3,430	3,928
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	7,650	8,846
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	10,000	11,576
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.010%	3/1/16	1,500	1,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/1/16	5,500	5,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/1/16	4,900	4,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/1/16	2,400	2,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/1/16	500	500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/1/16	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/7/16	5,200	5,200
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	3,000	3,767
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	4,984
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	8,665	10,725
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	16,000	19,698
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,402
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	11,000	13,398
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	6,992
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	10,690
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,394
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,634
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,443
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,380

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,334
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,916
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	554
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,842
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	4,988
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	552
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,647
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,738
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,889
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,544
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,048
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,825
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/37 (12)(3)	12,120	12,533
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	13,885	15,955
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,814
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,891
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	2,000	2,316
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,975	6,875
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,998
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	2,000	2,312
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,608
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	5	5
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	5,620	5,912
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	6,725	7,217
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	3,740	4,222
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	15	17
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	3,970	4,493
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,618

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	3,000	3,787
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,193
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,192
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,349
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,500	3,102
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,338
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,357
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	4,985	5,628
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	5,000	6,178
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	6,161
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,767
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,598
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,835
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	2,880	3,013
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,319
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	3,010
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,146
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,611
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	5,350	6,457
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	2,850	3,390
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	10,260	12,240
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	9,500	11,375
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,574
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,891
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,854
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,644
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,547
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,593

New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	4,000	4,348
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	13,617
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	5,000	5,896
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/37	2,070	2,450
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,262
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/39	5,000	5,895
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	7,160	8,299
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,328
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	15,000	17,371
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,995
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,882
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	3/1/16	2,000	2,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	3/7/16	4,000	4,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	3/7/16	7,400	7,400
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	3/1/16	1,035	1,035
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	3/1/16	1,285	1,285
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/31	4,845	5,305
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,425
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,422
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,186
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	8,016
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,694
New York Convention Center Development
Corp. Revenue	5.000%	11/15/33	3,000	3,575
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	12,915	14,982
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	4,000	4,615
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	5,000	5,215
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,486
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	16,710
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,920
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,816
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	26,595
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	22,396

New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,733
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,872
New York Liberty Development Corp. Revenue	6.375%	7/15/49	18,225	20,514
New York Liberty Development Corp. Revenue	5.750%	11/15/51	25,000	29,124
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,887
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,869
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,421
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,453
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	58,475	71,393
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	9,565	12,093
New York Metropolitan Transportation Authority
Revenue	0.860%	11/1/22 (4)	3,750	3,642
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	4,837
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,231
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	5,751
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,074
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,000	1,111
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	12,114
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,334
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,755
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,680
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	4,945	5,495
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	6,132
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	6,219
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,888
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,000	4,445
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	2,250	2,457
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	6,385	7,771
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,250	5,173
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,191
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	5,783

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,000	3,633
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	6,055
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,191
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,715	4,033
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,359
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	6,540	8,057
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,776
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,388
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,879
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	4,132
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,000	3,524
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,250	3,818
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,873
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,000	11,462
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,187
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,874
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,585
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,305
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,540
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,000	5,686
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	2,180	2,493
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	2,045	2,352
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,000	5,810
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,776
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,615
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,590
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	8,425
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	13,149

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,872
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/39	500	562
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	3/1/16 LOC	10,285	10,285
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	3/7/16 LOC	1,900	1,900
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,377
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,357
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	4,235	4,252
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,345	4,603
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	3,000	3,565
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/26	1,000	1,188
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	4,000	4,717
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	1,000	1,167
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/32	1,530	1,821
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,161
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	12,607
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/42	13,500	15,306
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	928
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,196
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,443
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,848
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,371
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,125
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,121
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	788

New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,122
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	5,000	5,700
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,112
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,523
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	359
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	314
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	350
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	276
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	450
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	344
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	607
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,147
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	384
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	641
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	8,223
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	282
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,584
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	3,029
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,512
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,325	8,497
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35	3,500	4,045
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,576
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,688
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,720
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,398
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,800
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,152
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	500	550

New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	799
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	697
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,071
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	528
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/20	500	577
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,095
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,223
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,711
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,154
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,370
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17 (Prere.)	8,000	8,482
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,045
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,088
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/25	1,000	1,225
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	813
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,152
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,145
4 New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/18 (Prere.)	15,700	17,248
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	1,000	1,214
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,439
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	1,000	1,207
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,927
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	865	1,038
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,191
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	1,250	1,484
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,908
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,798

New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	5,000	5,587
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,457
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	3,000	3,448
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	1,800	1,856
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	5,495	5,667
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	4,285	4,419
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	4,035	4,162
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	3,965	4,089
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	4.000%	5/1/20	350	388
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	2,894
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,175
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,751
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,137
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,535	1,862
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,411
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	9,471
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,382
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	7,794
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,944
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	4,110

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,121
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,460
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,440
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,754
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,310
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,300	1,457
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,500	1,651
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	815	895
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	10,000	10,361
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	5,000	6,246
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,825	7,076
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,670	2,063
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,889
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,497
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,563
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	3,000	3,616
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,436
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	7,261
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	4,023
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,876
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,789
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,441
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	13,504
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	5,819
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,567
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,695	4,285

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	20,204
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	5,832
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	14,089
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,418
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,760
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	487
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	608
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,178
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,154
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	587
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,293
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	1,969
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,610
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	2,250	2,548
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,271
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,372
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,168
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,224
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,586
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.010%	3/7/16	9,900	9,900
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	4,610	5,245
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	4,990	5,836
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,723
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,616
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,452
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,182
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (15)	4,375	5,362
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,205

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,198
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,787
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	883
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,170
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,168
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,164
New York State Dormitory Authority Revenue
(St. John's University)	5.250%	7/1/17 (Prere.)	9,000	9,568
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/26	1,100	1,360
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/27	650	793
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/30	1,665	2,000
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/31	1,500	1,786
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/44	2,500	2,806
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/26	1,300	1,565
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,978
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,660
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,992
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,616
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,997
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,588
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	2,024
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,250
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/16 (Prere.)	3,665	3,724
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	6,774
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,427
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,422
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,704
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,412
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	1/1/17 (Prere.)	8,405	8,726

New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	1/1/17 (Prere.)	1,000	1,038
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,631
New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	2/15/21	1,000	1,185
New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	8/15/21	1,250	1,499
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17 (ETM)	135	141
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	655	665
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17 (ETM)	390	416
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	665	691
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	390	428
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	660	697
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	65	74
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	23
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	130	148
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	350	398
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	295	313
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20 (ETM)	1,325	1,532
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	2,265	2,443
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	442
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	336
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	495	538
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	80	82
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	1,650	1,694
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	615	629
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	630	632
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	3,000	3,813
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	3,000	3,775
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	8,975	10,789
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	3,168

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	5,958
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	5,938
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	6,202
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	9,430
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	5,878
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,383
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	15,588
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.020%	3/7/16	7,500	7,500
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.009%	5/1/32 (10)	3,525	3,208
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.467%	5/1/32 (10)	4,725	4,300
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.467%	5/1/32 (10)	3,250	2,957
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	1.084%	3/8/16 (2)	2,535	2,411
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	5.000%	8/1/16 (14)	7,750	7,884
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,021
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	9/15/17 (Prere.)	2,900	3,101
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	1,985	1,993
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	2,000	2,403
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	2,000	2,326
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	6,946
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	6,077

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,887
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	5,000	6,054
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	3,000	3,061
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	4,145	4,934
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,744
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	5,900	6,842
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,005	3,108
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16 (ETM)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,526
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,770
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,932
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,795
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,248
New York State GO	5.000%	3/1/28	14,550	17,616
New York State GO	5.000%	2/15/39	9,500	10,593
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,418
New York State Housing Finance Agency
Revenue (Dock Street Rental LLC) VRDO	0.010%	3/7/16 LOC	2,900	2,900
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	16,186
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.010%	3/7/16	13,300	13,300
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.375%	11/15/40	3,000	3,271
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	7,000	7,441
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,655	1,705
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	3/7/16	4,800	4,800
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	3/7/16	2,000	2,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.020%	3/7/16	1,000	1,000

New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	1,895	1,943
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	1,340	1,443
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,166
New York State Thruway Authority Revenue	5.000%	5/1/19	9,485	10,715
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	3,022
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,142
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,678
New York State Thruway Authority Revenue	5.000%	1/1/28	5,150	6,238
New York State Thruway Authority Revenue	5.000%	1/1/29	4,000	4,810
New York State Thruway Authority Revenue	5.000%	1/1/30	2,500	2,986
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,680
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,517
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,914
New York State Thruway Authority Revenue	5.000%	1/1/32	4,070	4,795
New York State Thruway Authority Revenue	5.000%	1/1/37	9,000	10,315
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	11,112
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	150	157
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	5,000	6,070
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,947
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,331
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	10,092
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,331
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,338
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,295
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	7,975	9,310
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,965
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,733
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,795
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,156
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,781
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,365
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	3,365	4,123
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,922
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,537
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33 (14)	2,500	2,710

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/36	2,740	3,041
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,295
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,522
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,565
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,049
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	3/7/16	3,900	3,900
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	3/7/16	5,600	5,600
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,653
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,668
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	364
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	3,032
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	4.000%	4/1/16	1,000	1,003
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.100%	3/7/16 LOC	2,500	2,500
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	3,033
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	1,925
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	518
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	511
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,089
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	640
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	701
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,120
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,871
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,659
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital & Health
Center)	5.000%	7/1/19 (Prere.)	6,000	6,835
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,183
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	693
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	732

Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/45	3,000	3,227
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	10,650
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,448
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/29	2,200	2,518
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	3,500	4,317
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/30	2,345	2,684
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/31	2,300	2,632
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/32	2,500	2,858
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,466
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/33	3,500	4,001
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,750	2,111
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,524
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,422
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,603
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	12,223
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	10,000	11,392
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	5,000	5,844
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	4,000	4,634
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	3,000	3,200
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	7,750	9,127
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	8,037
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,722
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	9,365	11,009
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	8,870	9,918
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,884
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	9,180	10,308

Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,729
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,437
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	505
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,015
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	1,995	2,028
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,730
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,954
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,633
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,284
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,813
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/33	1,605	1,868
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	7,130	8,170
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	1,110	1,351
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	390	471
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,921
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,417
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,417
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	500	626
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	12,126
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	6,400	7,715
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/27	925	1,148
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	3,001
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,959
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	600	740
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	888
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	610

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	8,278
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	2,225	2,692
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	3,000	3,684
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,675
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,396
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	2,500	2,983
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	5,000	6,000
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	10,000	10,844
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	2,972
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	15,000	16,355
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	1,000	1,169
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/41	7,500	8,854
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,766
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.020%	3/7/16	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	3/7/16 LOC	1,600	1,600
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,213
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,224
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,235
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,228
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,947
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,206
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,694
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	4,124
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,761
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/27	3,000	3,780
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/27	5,000	6,329
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	5,000	6,090
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	12,139

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	1,300	1,617
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,458
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	11,591
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,771
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	7,755	9,483
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	6,121
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	12,830	15,502
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	15,000	17,536
Westchester County NY GO	5.000%	7/1/16 (ETM)	190	193
Westchester County NY GO	5.000%	7/1/16	9,660	9,818
Westchester County NY GO	5.000%	7/1/17 (ETM)	200	212
Westchester County NY GO	5.000%	7/1/17	10,140	10,764
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,958
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	1,810	2,075
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	100	115
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,100	2,403
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	3.000%	1/1/18	900	927
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,523
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,588
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	1,500	1,658
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	3,000	3,398
Western Nassau County NY Water Authority
Water System Revenue	5.000%	4/1/40	2,000	2,297
Yonkers NY GO	5.000%	10/1/20	1,000	1,161
Yonkers NY GO	5.000%	3/15/22 (4)	1,600	1,879
Yonkers NY GO	5.000%	3/15/23 (4)	1,250	1,460
Yonkers NY GO	5.000%	3/15/25 (4)	1,000	1,153
				4,162,652
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,200	4,640
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	4,900	5,254
				9,894
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	1,000	1,143
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	1/1/46	1,500	1,680
				2,823

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,132

Total Tax-Exempt Municipal Bonds (Cost $3,887,275)				4,176,501
Other Assets and Liabilities-Net (0.6%)				24,598
Net Assets (100%)				4,201,099

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $26,750,000, representing 0.6% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2016.
4 Securities with a value $ 989,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).

New York Long-Term Tax-Exempt Fund

(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 29, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,176,501	—
Futures Contracts—Assets[1]	38	—	—
Futures Contracts—Liabilities[1]	(68)	—	—
Total	(30)	4,176,501	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these

New York Long-Term Tax-Exempt Fund

instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 29, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2016	394	47,668	20

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 29, 2016, the cost of investment securities for tax purposes was $3,889,221,000. Net unrealized appreciation of investment securities for tax purposes was $287,280,000, consisting of unrealized gains of $287,955,000 on securities that had risen in value since their purchase and $675,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of February 29, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.5%)
New York (101.5%)
Albany County NY BAN	2.000%	5/27/16	28,562	28,677
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.020%	3/7/16 LOC	9,530	9,530
Babylon NY BAN	2.000%	7/1/16	14,650	14,729
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.020%	3/7/16 LOC	3,800	3,800
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.020%	3/7/16 LOC	4,140	4,140
Connetquot NY Central School District TAN	1.500%	6/27/16	5,000	5,020
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.020%	3/7/16 LOC	3,315	3,315
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.020%	3/7/16	6,665	6,665
Franklin County NY Civic Development Corp.
Revenue VRDO	0.020%	3/7/16 LOC	4,300	4,300
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.020%	3/7/16 LOC	16,715	16,715
Half Hollow Hills NY Central School District TAN	2.000%	6/28/16	20,500	20,617
Hauppauge NY Union Free School District TAN	2.000%	6/24/16	5,000	5,027
Irondequoit NY GO	2.000%	4/22/16	6,500	6,515
Lancaster NY Central School District BAN	2.000%	6/16/16	19,131	19,225
Lindenhurst NY Union Free School District TAN	1.500%	6/20/16	9,750	9,786
Long Beach NY City School District RAN	2.000%	6/30/16	7,250	7,283
Massapequa NY Union Free School District
BAN	2.000%	7/22/16	6,000	6,036
Middle Country NY Central School District TAN	1.500%	6/27/16	7,250	7,278
Middletown NY City School District BAN	2.000%	6/29/16	1,450	1,456
Middletown NY City School District BAN	2.000%	6/29/16	23,980	24,100
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.020%	3/7/16 LOC	5,450	5,450
Nassau County NY Industrial Development
Agency Civic Facility Revenue (Cold Spring
Harbor Laboratory) VRDO	0.010%	3/1/16	7,450	7,450
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.010%	3/7/16	30,175	30,175
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.010%	3/7/16	4,500	4,500
New York City NY Build NYC Resource Corp.
Revenue (Asia Society Project) VRDO	0.010%	3/7/16 LOC	6,000	6,000
New York City NY GO	2.000%	3/1/16	14,975	14,975
New York City NY GO	5.000%	4/1/16 (Prere.)	3,000	3,012
New York City NY GO VRDO	0.010%	3/1/16	1,000	1,000

New York City NY GO VRDO	0.010%	3/1/16 LOC	7,800	7,800
New York City NY GO VRDO	0.010%	3/1/16 LOC	11,930	11,930
New York City NY GO VRDO	0.010%	3/1/16	5,100	5,100
New York City NY GO VRDO	0.010%	3/7/16	24,000	24,000
New York City NY GO VRDO	0.010%	3/7/16 LOC	10,000	10,000
New York City NY GO VRDO	0.010%	3/7/16 LOC	7,500	7,500
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.010%	3/7/16 LOC	6,400	6,400
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.010%	3/7/16 LOC	5,000	5,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.370%	7/1/16	5,000	5,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.030%	3/7/16	6,665	6,665
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.040%	3/7/16	11,730	11,730
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.060%	3/7/16	6,730	6,730
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.020%	3/7/16	6,000	6,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.040%	3/7/16 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development) VRDO	0.040%	3/7/16 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.040%	3/7/16 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (100
Jane Street) VRDO	0.040%	3/7/16 LOC	15,150	15,150
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.010%	3/7/16 LOC	16,670	16,670
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.010%	3/7/16	6,000	6,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
Washington Street Project) VRDO	0.010%	3/7/16 LOC	5,100	5,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.040%	3/7/16 LOC	23,100	23,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.030%	3/7/16 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.040%	3/7/16 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.030%	3/7/16 LOC	20,000	20,000
New York City NY Housing Finance Agency
Revenue (900 Eighth Avenue) VRDO	0.030%	3/7/16 LOC	25,000	25,000

New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.010%	3/7/16 LOC	9,980	9,980
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.020%	3/7/16 LOC	3,220	3,220
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.010%	3/7/16	10,000	10,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/1/16	2,350	2,350
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/1/16	3,145	3,145
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/1/16	20,900	20,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/1/16	5,880	5,880
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/1/16	2,100	2,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/1/16	7,125	7,125
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/1/16	16,900	16,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/7/16	2,000	2,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/7/16	27,650	27,650
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/7/16	2,850	2,850
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.020%	3/7/16	3,335	3,335
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.020%	3/7/16	3,140	3,140
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.020%	3/7/16	5,250	5,250
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.020%	3/7/16	15,210	15,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.020%	3/7/16	3,000	3,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	3/7/16	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	3/7/16	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	3/7/16	5,000	5,000

1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	3/7/16	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	3/7/16	6,300	6,300
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	3/7/16	3,000	3,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	3/1/16	4,800	4,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	3/1/16	1,600	1,600
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	3/1/16	11,000	11,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	3/1/16	19,000	19,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	3/1/16	1,450	1,450
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	3/7/16	10,965	10,965
2 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	0.020%	6/10/16	15,000	15,000
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.)
VRDO	0.020%	3/7/16 LOC	7,900	7,900
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.010%	3/7/16	54,460	54,460
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.010%	3/7/16	32,100	32,100
1 New York Convention Center Development
Corp. Revenue TOB VRDO	0.020%	3/7/16	10,400	10,400
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.010%	3/7/16 LOC	20,000	20,000
New York Metropolitan Transportation Authority
BAN	0.500%	8/1/16	10,000	10,003
New York Metropolitan Transportation Authority
BAN	5.000%	8/1/16	10,000	10,159
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	3/1/16 LOC	13,270	13,270
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	3/7/16 LOC	9,800	9,800
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.020%	3/7/16	4,500	4,500
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	3/7/16 LOC	6,000	6,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	3/7/16 LOC	9,800	9,800
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	3/7/16 LOC	3,275	3,275
New York State Dormitory Authority Revenue
(Blythedale Children's Hospital) VRDO	0.020%	3/7/16 LOC	8,900	8,900
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.020%	3/7/16 LOC	2,270	2,270

New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.020%	3/7/16 LOC	3,075	3,075
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.020%	3/7/16 LOC	5,295	5,295
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.020%	3/7/16 LOC	11,500	11,500
New York State Dormitory Authority Revenue
(City University of New York)	5.000%	7/1/16	395	395
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/16	1,090	1,107
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.010%	3/7/16	43,400	43,400
New York State Dormitory Authority Revenue
(Cornell University) CP	0.050%	4/4/16	6,000	6,000
New York State Dormitory Authority Revenue
(Cornell University) CP	0.040%	4/12/16	5,000	5,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.010%	3/7/16	5,000	5,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.010%	3/7/16	5,000	5,000
1 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.020%	3/7/16 (13)	5,000	5,000
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.010%	3/7/16 LOC	10,000	10,000
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.020%	3/7/16 LOC	3,965	3,965
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)
TOB VRDO	0.020%	3/7/16	7,860	7,860
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.010%	3/7/16 LOC	5,335	5,335
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.010%	3/7/16 LOC	51,715	51,715
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/16	8,000	8,109
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	3/7/16	4,000	4,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	3/7/16	6,000	6,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	3/7/16	7,500	7,500
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	3/7/16	11,000	11,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	3/7/16	8,330	8,330
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	3/7/16	7,330	7,330
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	3/7/16	4,375	4,375
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.010%	3/7/16	43,100	43,100

New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.010%	3/7/16	9,600	9,600
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.020%	3/7/16 LOC	13,500	13,500
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.010%	3/7/16 LOC	29,195	29,195
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.010%	3/7/16	7,115	7,115
New York State Dormitory Authority Sales Tax
Revenue	3.000%	3/15/16	7,515	7,523
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.010%	3/7/16	11,580	11,580
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.020%	3/7/16	3,365	3,365
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	2.000%	6/15/16	3,875	3,894
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.020%	3/7/16	3,645	3,645
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/16	6,423	6,434
New York State GO	5.000%	4/15/16	37,975	38,200
New York State GO	5.000%	4/15/16	7,675	7,720
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.010%	3/7/16 LOC	4,300	4,300
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue) VRDO	0.020%	3/7/16 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.010%	3/7/16 LOC	6,250	6,250
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.010%	3/7/16 LOC	29,500	29,500
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.010%	3/7/16 LOC	20,850	20,850
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.010%	3/7/16 LOC	7,700	7,700
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	0.010%	3/7/16 LOC	8,500	8,500
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.040%	3/7/16 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (East 92nd Street) VRDO	0.010%	3/7/16 LOC	3,100	3,100
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.030%	3/7/16 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.010%	3/7/16 LOC	8,200	8,200
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.030%	3/7/16 LOC	5,200	5,200
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.040%	3/7/16 LOC	33,000	33,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.010%	3/7/16 LOC	4,600	4,600
New York State Housing Finance Agency
Housing Revenue (West 20th Street) VRDO	0.030%	3/7/16 LOC	14,000	14,000

New York State Housing Finance Agency
Revenue	0.400%	5/1/16	560	560
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.010%	3/7/16 LOC	13,500	13,500
New York State Housing Finance Agency
Revenue (Dock Street Rental LLC) VRDO	0.010%	3/7/16 LOC	14,800	14,800
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.010%	3/7/16 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.010%	3/7/16	6,200	6,200
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.010%	3/7/16 LOC	7,000	7,000
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/16	1,000	1,004
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	3/7/16	17,600	17,600
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.020%	3/1/16	4,800	4,800
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.020%	3/1/16	6,500	6,500
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.020%	3/1/16	15,440	15,440
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.010%	3/7/16	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.020%	3/7/16	25,400	25,400
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.020%	3/7/16	11,705	11,705
New York State Power Authority Revenue CP	0.020%	3/2/16	3,399	3,399
New York State Power Authority Revenue CP	0.020%	3/7/16	6,786	6,786
New York State Power Authority Revenue CP	0.020%	3/9/16	7,500	7,500
New York State Power Authority Revenue CP	0.040%	3/22/16	2,840	2,840
New York State Power Authority Revenue CP	0.030%	4/1/16	13,044	13,044
New York State Power Authority Revenue PUT	0.140%	3/1/16	22,600	22,600
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,071
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	2,000	2,008
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	3,500	3,506
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16 (Prere.)	3,450	3,456
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16 (Prere.)	6,000	6,011
New York State Urban Development Corp
Revenue (Personal Income Tax)	5.000%	3/15/16	13,600	13,625
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.020%	3/7/16	7,500	7,500
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.020%	3/7/16	5,850	5,850
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	3/7/16 LOC	1,300	1,300
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	3/7/16	7,120	7,120
North Hempstead NY BAN	0.850%	4/6/16	2,365	2,366
North Hempstead NY BAN	0.850%	4/6/16	11,462	11,469

1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.070%	3/7/16 LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.070%	3/7/16 LOC	44,500	44,500
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.070%	3/7/16 LOC	20,000	20,000
1 Nuveen New York Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	3/7/16 LOC	34,500	34,500
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.020%	3/7/16 LOC	7,440	7,440
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.020%	3/7/16 LOC	3,975	3,975
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.020%	3/7/16 LOC	5,330	5,330
Oyster Bay - East Norwich NY Central School
District TAN	2.000%	6/24/16	5,500	5,526
Pittsford NY Central School District BAN	2.000%	2/10/17	7,000	7,093
Port Authority of New York & New Jersey
Revenue	2.000%	5/1/16	6,515	6,534
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/16	1,000	1,028
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.020%	3/7/16	8,500	8,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.030%	3/7/16	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	3/7/16	6,500	6,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	3/7/16	1,050	1,050
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	3/7/16	1,710	1,710
Saratoga County NY Capital Resource Corp.
Revenue (Saratoga Hospital Project) VRDO	0.020%	3/7/16 LOC	3,120	3,120
Smithtown NY Central School District TAN	2.000%	6/30/16	10,000	10,057
South Country NY Central School District TAN	2.000%	6/27/16	10,500	10,559
Southampton NY Union Free School District
TAN	1.500%	6/27/16	9,000	9,036
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.020%	3/7/16 LOC	7,275	7,275
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.020%	3/7/16 LOC	24,000	24,000
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.020%	3/7/16	2,660	2,660
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.020%	3/7/16	3,750	3,750
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	3/1/16 LOC	7,445	7,445
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	3/7/16 LOC	7,685	7,685
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	3/7/16 LOC	10,325	10,325
Ulster County NY BAN	2.000%	11/23/16	8,812	8,906

1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.020%	3/7/16	6,650	6,650
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.020%	3/7/16	1,500	1,500
West Babylon NY Union Free School District
TAN	2.000%	6/24/16	8,350	8,394
Williamsville NY Central School District BAN	2.000%	6/15/16	6,928	6,960
Total Tax-Exempt Municipal Bonds (Cost $2,173,403)				2,173,403
Other Assets and Liabilities-Net (-1.5%)				(32,744)
Net Assets (100%)				2,140,659

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $380,485,000, representing 17.8% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2016
VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.